Schedule of Investments (unaudited) November 30, 2020	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Formerly iShares® ESG 1-5 Year USD Corporate Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.5%
Omnicom Group Inc./Omnicom Capital Inc., 3.65%, 11/01/24 (Call 08/01/24)(a)	$206	$227,319
WPP Finance 2010
3.63%, 09/07/22	698	733,493
3.75%, 09/19/24	1,407	1,549,473

		2,510,285

Aerospace & Defense — 0.2%
Hexcel Corp., 4.70%, 08/15/25 (Call 05/15/25)	85	94,419
L3Harris Technologies Inc.
3.83%, 04/27/25 (Call 01/27/25)	386	433,030
3.85%, 06/15/23 (Call 05/15/23)	220	237,734
Raytheon Technologies Corp.
2.50%, 12/15/22 (Call 09/15/22)(b)	200	207,334
3.95%, 08/16/25 (Call 06/16/25)	53	60,534

		1,033,051

Agriculture — 0.8%
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)(a)	412	420,652
3.00%, 09/25/22 (Call 08/25/22)	1,653	1,713,302
4.35%, 03/15/24 (Call 02/15/24)	1,491	1,644,200

		3,778,154

Airlines — 0.1%
Southwest Airlines Co.
4.75%, 05/04/23	5	5,419
5.25%, 05/04/25 (Call 04/04/25)	255	290,626

		296,045

Apparel — 0.5%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	328	342,288
2.40%, 03/27/25 (Call 02/27/25)	31	33,313
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	407	445,343
Ralph Lauren Corp., 1.70%, 06/15/22	71	72,414
Tapestry Inc., 3.00%, 07/15/22 (Call 06/15/22)	513	521,203
VF Corp.
2.05%, 04/23/22	70	71,544
2.40%, 04/23/25 (Call 03/23/25)	635	675,297

		2,161,402

Auto Manufacturers — 2.3%
American Honda Finance Corp.
1.00%, 09/10/25(a)	100	100,938
1.20%, 07/08/25	150	152,838
1.95%, 05/20/22	219	224,070
2.05%, 01/10/23	166	171,616
2.15%, 09/10/24	518	546,666
2.20%, 06/27/22	338	347,630
2.40%, 06/27/24	184	195,134
2.60%, 11/16/22	195	203,391
2.90%, 02/16/24	294	315,042
3.45%, 07/14/23(a)	138	148,834
3.55%, 01/12/24	670	730,106
3.63%, 10/10/23	444	484,324
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)	2,060	2,069,270
3.65%, 10/01/23 (Call 07/01/23)	877	949,800
General Motors Co., 4.00%, 04/01/25	500	552,025
General Motors Financial Co. Inc.
2.90%, 02/26/25 (Call 01/26/25)	500	529,825

Security	Par (000)	Value

Auto Manufacturers (continued)
3.50%, 11/07/24 (Call 09/07/24)	$13	$14,008
3.70%, 05/09/23 (Call 03/09/23)	211	223,474
3.95%, 04/13/24 (Call 02/13/24)	147	159,443
4.00%, 01/15/25 (Call 10/15/24)	500	547,515
4.15%, 06/19/23 (Call 05/19/23)	189	203,217
4.25%, 05/15/23(a)	113	121,744
4.35%, 04/09/25 (Call 02/09/25)	200	223,266
5.10%, 01/17/24 (Call 12/17/23)	162	181,106
PACCAR Financial Corp.
0.35%, 08/11/23	8	7,996
1.90%, 02/07/23	75	77,488
2.65%, 04/06/23	28	29,524
Toyota Motor Corp., 2.16%, 07/02/22(a)	5	5,146
Toyota Motor Credit Corp.
0.45%, 07/22/22	115	115,305
0.50%, 08/14/23	259	259,743
1.15%, 05/26/22	57	57,719
1.80%, 02/13/25	172	179,943
2.80%, 07/13/22	5	5,201
2.90%, 03/30/23	68	71,944
2.90%, 04/17/24	18	19,371
3.00%, 04/01/25	290	318,379
3.40%, 04/14/25	30	33,481

		10,576,522

Auto Parts & Equipment — 0.4%
Aptiv Corp., 4.15%, 03/15/24 (Call 12/15/23)	953	1,050,940
BorgWarner Inc., 3.38%, 03/15/25 (Call 12/15/24)(a)	584	642,248
Magna International Inc., 3.63%, 06/15/24 (Call 03/15/24)	243	265,983

		1,959,171

Banks — 27.6%
Australia & New Zealand Banking Group Ltd./New York NY
2.30%, 06/01/21	50	50,510
2.63%, 05/19/22	725	749,650
2.63%, 11/09/22	582	608,330
Banco Bilbao Vizcaya Argentaria SA
0.88%, 09/18/23	2,220	2,230,323
1.13%, 09/18/25	1,405	1,410,395
Banco Santander SA
2.75%, 05/28/25	335	356,450
3.85%, 04/12/23	105	112,555
Bancolombia SA, 3.00%, 01/29/25 (Call 12/29/24)	400	412,712
Bank of America Corp.
1.32%, 06/19/26 (Call 06/19/25)(c)	254	257,584
1.49%, 05/19/24 (Call 05/19/23)(c)	95	97,104
2.02%, 02/13/26 (Call 02/13/25)(c)	1,525	1,589,934
2.46%, 10/22/25 (Call 10/22/24)(c)	400	424,128
2.82%, 07/21/23 (Call 07/21/22)(c)	246	255,195
2.88%, 04/24/23 (Call 04/24/22)(c)	15	15,495
3.00%, 12/20/23 (Call 12/20/22)(c)	632	663,752
3.09%, 10/01/25 (Call 10/01/24)(c)	274	296,476
3.30%, 01/11/23	25	26,515
3.37%, 01/23/26 (Call 01/23/25)(c)	157	172,165
3.46%, 03/15/25 (Call 03/15/24)(c)	686	744,406
3.55%, 03/05/24 (Call 03/05/23)(c)	627	667,931
3.86%, 07/23/24 (Call 07/23/23)(c)	663	719,428
3.88%, 08/01/25	125	142,070
4.00%, 04/01/24	368	407,619
4.00%, 01/22/25	126	141,068
4.10%, 07/24/23	376	411,897

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Formerly iShares® ESG 1-5 Year USD Corporate Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.13%, 01/22/24	$95	$105,073
4.20%, 08/26/24	347	388,671
Series L, 3.95%, 04/21/25	283	317,540
Bank of Montreal
1.85%, 05/01/25(a)	185	193,819
2.05%, 11/01/22	467	482,472
2.35%, 09/11/22	982	1,018,285
2.50%, 06/28/24	817	870,799
2.55%, 11/06/22 (Call 10/06/22)	949	988,080
2.90%, 03/26/22	953	985,774
4.34%, 10/05/28 (Call 10/05/23)(c)	358	388,083
Series E, 3.30%, 02/05/24	1,118	1,210,749
Bank of New York Mellon Corp. (The)
1.60%, 04/24/25 (Call 03/24/25)	615	640,676
1.95%, 08/23/22	359	369,386
2.10%, 10/24/24	725	766,564
2.20%, 08/16/23 (Call 06/16/23)	1,171	1,224,807
2.60%, 02/07/22 (Call 01/07/22)(a)	262	268,851
2.66%, 05/16/23 (Call 05/16/22)(c)	633	653,914
2.95%, 01/29/23 (Call 12/29/22)	347	365,710
3.25%, 09/11/24 (Call 08/11/24)	66	72,336
3.40%, 05/15/24 (Call 04/15/24)	278	304,151
3.45%, 08/11/23	407	440,065
3.50%, 04/28/23	534	573,959
Series 0012, 3.65%, 02/04/24 (Call 01/05/24)	519	568,238
Series G, 3.00%, 02/24/25 (Call 01/24/25)	35	38,351
Bank of Nova Scotia (The)
1.30%, 06/11/25	786	803,182
1.63%, 05/01/23	106	109,053
1.95%, 02/01/23	44	45,447
2.00%, 11/15/22	371	383,117
2.20%, 02/03/25	1,652	1,746,544
2.38%, 01/18/23	231	240,508
2.45%, 09/19/22	746	775,325
2.70%, 03/07/22	1,392	1,435,263
3.40%, 02/11/24	772	838,809
Barclays PLC
2.85%, 05/07/26 (Call 05/07/25)(c)	385	408,793
3.68%, 01/10/23 (Call 01/10/22)	225	232,272
3.93%, 05/07/25 (Call 05/07/24)(c)	635	690,715
4.34%, 05/16/24 (Call 05/16/23)(c)	600	647,322
4.61%, 02/15/23 (Call 02/15/22)(c)	270	282,471
BBVA USA
2.88%, 06/29/22 (Call 05/29/22)	890	922,316
2.50%, 08/27/24 (Call 07/27/24)	530	563,470
BNP Paribas SA
3.25%, 03/03/23	530	564,312
4.25%, 10/15/24	530	593,637
BPCE SA
2.75%, 12/02/21	1,473	1,508,706
4.00%, 04/15/24	440	487,894
Canadian Imperial Bank of Commerce
0.95%, 06/23/23	62	62,762
2.25%, 01/28/25	924	979,616
2.55%, 06/16/22	1,952	2,021,413
2.61%, 07/22/23 (Call 07/22/22)(a)(c)	592	613,123
3.10%, 04/02/24	1,075	1,162,569
3.50%, 09/13/23	1,566	1,702,195
Citigroup Inc.
2.88%, 07/24/23 (Call 07/24/22)(c)	1,030	1,069,418

Security	Par (000)	Value

Banks (continued)
3.11%, 04/08/26 (Call 04/08/25)(c)	$965	$1,047,893
3.30%, 04/27/25	352	390,734
3.35%, 04/24/25 (Call 04/24/24)(c)	581	629,223
3.38%, 03/01/23(a)	244	259,355
3.50%, 05/15/23	504	539,134
3.75%, 06/16/24	146	161,204
4.00%, 08/05/24	104	115,554
4.04%, 06/01/24 (Call 06/01/23)(c)	840	911,114
4.40%, 06/10/25	105	120,118
5.50%, 09/13/25	37	44,513
Citizens Bank N.A./Providence RI, 3.25%, 02/14/22 (Call 01/14/22)	300	309,552
Comerica Bank, 2.50%, 07/23/24	309	329,023
Comerica Inc., 3.70%, 07/31/23 (Call 06/30/23)	1,276	1,381,372
Cooperatieve Rabobank UA, 3.88%, 02/08/22	629	655,493
Credit Suisse AG/New York NY, 3.63%, 09/09/24	635	704,469
Credit Suisse Group AG, 3.80%, 06/09/23	265	285,397
Deutsche Bank AG/London, 3.70%, 05/30/24	318	341,433
Deutsche Bank AG/New York NY
3.30%, 11/16/22	579	603,110
3.95%, 02/27/23	500	530,605
3.96%, 11/26/25 (Call 11/26/24)(c)	1,250	1,352,337
Series D, 5.00%, 02/14/22	100	104,582
Fifth Third Bancorp., 3.65%, 01/25/24 (Call 12/25/23)	65	70,738
First Horizon National Corp., 4.00%, 05/26/25 (Call 04/26/25)	30	33,131
Goldman Sachs Group Inc. (The)
2.91%, 06/05/23 (Call 06/05/22)(c)	499	517,169
2.91%, 07/24/23 (Call 07/24/22)(c)	496	515,413
3.20%, 02/23/23 (Call 01/23/23)	596	630,371
3.27%, 09/29/25 (Call 09/29/24)(c)	816	889,309
3.50%, 01/23/25 (Call 10/23/24)	145	159,475
3.50%, 04/01/25 (Call 03/01/25)	391	433,228
3.63%, 01/22/23	552	588,863
3.63%, 02/20/24 (Call 01/20/24)	486	529,998
3.75%, 05/22/25 (Call 02/22/25)	80	89,410
3.85%, 07/08/24 (Call 04/08/24)	273	300,707
4.00%, 03/03/24	808	892,113
HSBC Holdings PLC
2.10%, 06/04/26 (Call 06/04/25)(c)	520	536,728
2.63%, 11/07/25 (Call 11/07/24)(c)	225	237,470
3.80%, 03/11/25 (Call 03/11/24)(c)	605	657,411
4.25%, 03/14/24	95	104,165
4.29%, 09/12/26 (Call 09/12/25)(c)	250	283,463
Huntington Bancshares Inc./OH
2.63%, 08/06/24 (Call 07/06/24)	480	514,094
4.00%, 05/15/25 (Call 04/15/25)	30	34,045
ING Groep NV
3.15%, 03/29/22	738	764,361
3.55%, 04/09/24	637	695,712
4.10%, 10/02/23	455	500,182
Intesa Sanpaolo SpA, 5.25%, 01/12/24(a)	750	837,135
JPMorgan Chase & Co.
1.51%, 06/01/24 (Call 06/01/23)(c)	249	254,944
2.01%, 03/13/26 (Call 03/13/25)(c)	905	945,390
2.08%, 04/22/26 (Call 04/22/25)(c)	862	904,566
2.30%, 10/15/25 (Call 10/15/24)(c)	121	127,904
2.70%, 05/18/23 (Call 03/18/23)	9	9,470
3.13%, 01/23/25 (Call 10/23/24)	69	75,371
3.20%, 01/25/23	45	47,686
3.22%, 03/01/25 (Call 03/01/24)(c)	492	531,237

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Formerly iShares® ESG 1-5 Year USD Corporate Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.63%, 05/13/24	$300	$330,861
3.80%, 07/23/24 (Call 07/23/23)(c)	40	43,354
3.88%, 02/01/24	13	14,342
3.88%, 09/10/24	244	271,970
3.90%, 07/15/25 (Call 04/15/25)	19	21,517
4.02%, 12/05/24 (Call 12/05/23)(c)	955	1,051,522
KeyBank N.A./Cleveland OH
2.40%, 06/09/22	262	270,208
3.38%, 03/07/23	275	293,433
Lloyds Banking Group PLC
2.44%, 02/05/26 (Call 02/05/25)(c)	935	984,087
2.86%, 03/17/23 (Call 03/17/22)(c)	325	334,337
3.90%, 03/12/24	200	219,082
4.05%, 08/16/23	120	130,795
4.50%, 11/04/24	255	283,647
Mitsubishi UFJ Financial Group Inc.
2.19%, 02/25/25	560	590,005
2.80%, 07/18/24	10	10,694
2.95%, 03/01/21	250	251,628
3.41%, 03/07/24	399	433,282
3.76%, 07/26/23	86	93,276
Mizuho Financial Group Inc.
1.24%, 07/10/24 (Call 07/10/23)(c)	450	456,156
2.23%, 05/25/26 (Call 05/25/25)(c)	785	822,570
2.56%, 09/13/25 (Call 09/13/24)(c)	355	375,768
2.72%, 07/16/23 (Call 07/16/22)(c)	350	361,785
2.84%, 07/16/25 (Call 07/16/24)(c)	225	239,360
2.95%, 02/28/22	839	866,192
3.55%, 03/05/23	300	320,205
Morgan Stanley
2.19%, 04/28/26 (Call 04/28/25)(c)	506	533,683
2.72%, 07/22/25 (Call 07/22/24)(c)	699	747,755
2.75%, 05/19/22	1,344	1,390,072
3.13%, 01/23/23	835	882,102
3.70%, 10/23/24	1,162	1,292,028
3.74%, 04/24/24 (Call 04/24/23)(c)	1,377	1,480,055
3.75%, 02/25/23	1,086	1,163,986
4.00%, 07/23/25	273	312,386
4.10%, 05/22/23	311	336,661
4.88%, 11/01/22	1,010	1,091,669
Series F, 3.88%, 04/29/24	708	782,821
National Australia Bank Ltd./New York, 2.50%, 05/22/22	407	420,219
Natwest Group PLC
3.75%, 11/01/29 (Call 11/01/24)(a)(c)	700	739,753
3.88%, 09/12/23	405	438,623
4.27%, 03/22/25 (Call 03/22/24)(c)	410	450,524
4.52%, 06/25/24 (Call 06/25/23)(c)	525	572,192
5.13%, 05/28/24	512	571,899
6.00%, 12/19/23	715	811,167
6.10%, 06/10/23	8	8,916
6.13%, 12/15/22	175	191,889
Northern Trust Corp., 2.38%, 08/02/22	623	644,755
PNC Bank N.A., 3.50%, 06/08/23 (Call 05/09/23)	367	394,286
PNC Financial Services Group Inc. (The)
2.20%, 11/01/24 (Call 10/02/24)	544	575,916
2.85%, 11/09/22(d)	421	441,208
3.30%, 03/08/22 (Call 02/06/22)	356	368,570
3.50%, 01/23/24 (Call 12/23/23)	1,517	1,652,043
3.90%, 04/29/24 (Call 03/29/24)	346	381,513

Security	Par (000)	Value

Banks (continued)
Regions Financial Corp.
2.25%, 05/18/25 (Call 04/18/25)	$209	$221,344
2.75%, 08/14/22 (Call 07/14/22)	595	617,634
3.80%, 08/14/23 (Call 07/14/23)	210	228,383
Royal Bank of Canada
1.15%, 06/10/25	488	497,692
2.25%, 11/01/24	568	602,983
2.55%, 07/16/24	499	533,032
2.75%, 02/01/22	340	349,802
2.80%, 04/29/22	264	273,451
3.70%, 10/05/23	417	455,493
Santander Holdings USA Inc.
3.40%, 01/18/23 (Call 12/18/22)	1,324	1,389,975
3.45%, 06/02/25 (Call 05/02/25)	70	75,877
3.50%, 06/07/24 (Call 05/07/24)	401	432,579
3.70%, 03/28/22 (Call 02/28/22)	112	115,882
4.50%, 07/17/25 (Call 04/17/25)	25	27,950
Santander UK Group Holdings PLC
3.37%, 01/05/24 (Call 01/05/23)(c)	340	357,255
3.57%, 01/10/23 (Call 01/10/22)	675	695,804
4.80%, 11/15/24 (Call 11/15/23)(c)	505	560,096
Santander UK PLC, 4.00%, 03/13/24	40	44,137
Skandinaviska Enskilda Banken AB, 2.80%, 03/11/22	449	462,950
State Street Corp.
2.35%, 11/01/25 (Call 11/01/24)(c)	1,131	1,201,077
2.65%, 05/15/23 (Call 05/15/22)(c)	1,581	1,633,189
3.10%, 05/15/23	653	695,980
3.30%, 12/16/24	105	116,374
3.55%, 08/18/25	55	62,449
3.70%, 11/20/23	274	301,241
3.78%, 12/03/24 (Call 12/03/23)(c)	556	610,810
Sumitomo Mitsui Financial Group Inc.
1.47%, 07/08/25	300	307,317
2.35%, 01/15/25	1,510	1,598,697
2.45%, 09/27/24	720	763,704
2.70%, 07/16/24	450	480,614
2.78%, 07/12/22	755	784,098
2.78%, 10/18/22	688	718,740
3.10%, 01/17/23	851	898,801
3.75%, 07/19/23	460	498,102
3.94%, 10/16/23	126	138,002
SVB Financial Group, 3.50%, 01/29/25	15	16,331
Toronto-Dominion Bank (The)
0.45%, 09/11/23	221	221,031
1.15%, 06/12/25(a)	601	613,128
1.90%, 12/01/22	960	989,856
2.65%, 06/12/24	1,529	1,635,204
3.25%, 03/11/24	941	1,020,392
3.50%, 07/19/23	1,432	1,551,314
Truist Bank
2.64%, 09/17/29 (Call 09/17/24)(c)	121	126,608
3.63%, 09/16/25 (Call 08/16/25)	250	281,000
Truist Financial Corp.
2.20%, 03/16/23 (Call 02/13/23)	65	67,521
2.50%, 08/01/24 (Call 07/01/24)	251	267,446
2.85%, 10/26/24 (Call 09/26/24)	340	368,111
3.05%, 06/20/22 (Call 05/20/22)	70	72,771
3.75%, 12/06/23 (Call 11/06/23)	500	546,975
U.S. Bancorp.
1.45%, 05/12/25 (Call 04/11/25)	50	51,612

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Formerly iShares® ESG 1-5 Year USD Corporate Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.40%, 07/30/24 (Call 06/28/24)	$34	$36,171
3.38%, 02/05/24 (Call 01/05/24)	13	14,126
3.60%, 09/11/24 (Call 08/11/24)	36	39,785
Westpac Banking Corp.
2.35%, 02/19/25	678	725,223
2.50%, 06/28/22	544	562,828
2.75%, 01/11/23	960	1,008,624
2.89%, 02/04/30 (Call 02/04/25)(c)	501	521,015
3.30%, 02/26/24	632	686,403
3.65%, 05/15/23	609	657,361

		130,196,888

Beverages — 3.7%
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23	180	188,690
3.30%, 02/01/23 (Call 12/16/20)	731	772,280
3.70%, 02/01/24	12	13,250
Anheuser-Busch InBev Worldwide Inc., 4.15%, 01/23/25 (Call 12/23/24)	200	227,146
Coca-Cola Co. (The)
1.75%, 09/06/24	301	315,078
3.20%, 11/01/23	493	534,895
Constellation Brands Inc.
2.65%, 11/07/22 (Call 10/07/22)	151	157,046
3.20%, 02/15/23 (Call 01/15/23)	90	95,012
4.25%, 05/01/23	40	43,482
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	500	513,365
2.13%, 10/24/24 (Call 09/24/24)	1,450	1,527,299
2.63%, 04/29/23 (Call 01/29/23)	1,389	1,455,839
3.50%, 09/18/23 (Call 08/18/23)	900	973,926
Diageo Investment Corp., 2.88%, 05/11/22	1,329	1,377,110
Keurig Dr Pepper Inc.
3.13%, 12/15/23 (Call 10/15/23)(a)	193	207,031
4.06%, 05/25/23 (Call 04/25/23)	632	685,802
4.42%, 05/25/25 (Call 03/25/25)	20	23,067
Molson Coors Beverage Co., 3.50%, 05/01/22(a)	140	146,083
PepsiCo Inc.
0.75%, 05/01/23	215	217,479
2.25%, 05/02/22 (Call 04/02/22)	662	679,662
2.25%, 03/19/25 (Call 02/19/25)	1,147	1,225,879
2.75%, 03/05/22	1,970	2,030,814
2.75%, 03/01/23	1,436	1,513,846
2.75%, 04/30/25 (Call 01/30/25)	500	545,005
3.10%, 07/17/22 (Call 05/17/22)	1,067	1,110,672
3.50%, 07/17/25 (Call 04/17/25)	686	770,913
3.60%, 03/01/24 (Call 12/01/23)	11	12,024

		17,362,695

Biotechnology — 1.6%
Amgen Inc.
1.90%, 02/21/25 (Call 01/21/25)	217	227,896
2.25%, 08/19/23 (Call 06/19/23)(a)	130	136,132
2.65%, 05/11/22 (Call 04/11/22)	494	509,141
2.70%, 05/01/22 (Call 03/01/22)	95	97,759
3.13%, 05/01/25 (Call 02/01/25)	252	275,995
3.63%, 05/15/22 (Call 02/15/22)	577	599,497
3.63%, 05/22/24 (Call 02/22/24)	1,192	1,304,835
3.88%, 11/15/21 (Call 12/16/20)	179	183,131
Biogen Inc., 4.05%, 09/15/25 (Call 06/15/25)	43	49,155

Security	Par (000)	Value

Biotechnology (continued)
Gilead Sciences Inc.
1.95%, 03/01/22 (Call 02/01/22)	$277	$282,044
2.50%, 09/01/23 (Call 07/01/23)	633	665,884
3.25%, 09/01/22 (Call 07/01/22)	605	632,394
3.50%, 02/01/25 (Call 11/01/24)	237	261,871
3.70%, 04/01/24 (Call 01/01/24)	2,004	2,188,108
4.40%, 12/01/21 (Call 09/01/21)	152	156,513

		7,570,355

Building Materials — 0.2%
Carrier Global Corp., 1.92%, 02/15/23 (Call 01/15/23)(b)	130	133,848
Fortune Brands Home & Security Inc., 4.00%, 09/21/23 (Call 08/21/23)	490	534,658
Johnson Controls International PLC, 3.63%, 07/02/24 (Call 04/02/24)(d)	18	19,563
Lennox International Inc., 3.00%, 11/15/23 (Call 09/15/23)	138	145,244

		833,313

Chemicals — 1.6%
Air Products and Chemicals Inc., 3.35%, 07/31/24 (Call 04/30/24)	39	42,585
Celanese U.S. Holdings LLC
3.50%, 05/08/24 (Call 04/08/24)	236	255,258
4.63%, 11/15/22	10	10,764
Dow Chemical Co. (The), 3.50%, 10/01/24 (Call 07/01/24)	154	168,354
DuPont de Nemours Inc.
2.17%, 05/01/23	41	41,674
4.21%, 11/15/23 (Call 10/15/23)	943	1,038,913
Eastman Chemical Co., 3.80%, 03/15/25 (Call 12/15/24)	33	36,429
Ecolab Inc.
2.38%, 08/10/22 (Call 07/10/22)	2,868	2,963,218
3.25%, 01/14/23 (Call 11/14/22)	739	779,490
EI du Pont de Nemours and Co., 1.70%, 07/15/25 (Call 06/15/25)	49	50,886
International Flavors & Fragrances Inc., 3.20%, 05/01/23 (Call 02/01/23)	306	318,662
Linde Inc./CT, 2.20%, 08/15/22 (Call 05/15/22)	80	82,250
LYB International Finance BV, 4.00%, 07/15/23	85	92,324
Mosaic Co. (The)
3.25%, 11/15/22 (Call 10/15/22)	461	481,745
4.25%, 11/15/23 (Call 08/15/23)	368	401,208
Nutrien Ltd., 1.90%, 05/13/23	55	56,759
PPG Industries Inc.
2.40%, 08/15/24 (Call 07/15/24)	570	604,439
3.20%, 03/15/23 (Call 02/15/23)	25	26,487
Sherwin-Williams Co. (The), 3.13%, 06/01/24 (Call 04/01/24)	158	171,293

		7,622,738

Commercial Services — 1.8%
Automatic Data Processing Inc., 3.38%, 09/15/25 (Call 06/15/25)	585	656,048
Equifax Inc., 3.95%, 06/15/23 (Call 05/15/23)	5	5,403
IHS Markit Ltd.
3.63%, 05/01/24 (Call 04/01/24)(a)	846	922,639
4.13%, 08/01/23 (Call 07/01/23)	976	1,062,971
Moody’s Corp.
2.63%, 01/15/23 (Call 12/15/22)(a)	268	279,733
4.50%, 09/01/22 (Call 06/01/22)	193	204,733
4.88%, 02/15/24 (Call 11/15/23)(a)	370	415,214
PayPal Holdings Inc.
1.65%, 06/01/25 (Call 05/01/25)	1,522	1,583,900
2.40%, 10/01/24 (Call 09/01/24)	813	865,601

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Formerly iShares® ESG 1-5 Year USD Corporate Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
RELX Capital Inc., 3.50%, 03/16/23 (Call 02/16/23)	$2,103	$2,240,452
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)(a)	35	39,607

		8,276,301

Computers — 3.5%
Apple Inc.
1.13%, 05/11/25 (Call 04/11/25)	375	383,543
1.80%, 09/11/24 (Call 08/11/24)	233	243,956
2.85%, 05/11/24 (Call 03/11/24)	223	239,741
3.00%, 02/09/24 (Call 12/09/23)	480	516,355
3.45%, 05/06/24	261	287,030
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (Call 06/15/24)(b)	244	268,337
5.45%, 06/15/23 (Call 04/15/23)(b)	1,077	1,189,363
5.85%, 07/15/25 (Call 06/15/25)(b)	147	174,943
DXC Technology Co.
4.13%, 04/15/25 (Call 03/15/25)	566	619,487
4.25%, 04/15/24 (Call 02/15/24)	229	247,734
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (Call 03/01/24)	73	74,537
2.25%, 04/01/23 (Call 03/01/23)	401	415,099
4.40%, 10/15/22 (Call 08/15/22)	1,508	1,606,849
4.45%, 10/02/23 (Call 09/02/23)	96	105,655
4.65%, 10/01/24 (Call 09/01/24)	123	139,430
4.90%, 10/15/25 (Call 07/15/25)	528	613,774
HP Inc.
2.20%, 06/17/25 (Call 05/17/25)	1,055	1,116,232
4.05%, 09/15/22	369	391,793
IBM Credit LLC
2.20%, 09/08/22(a)	320	330,851
3.00%, 02/06/23	240	253,598
International Business Machines Corp.
1.88%, 08/01/22	957	982,571
2.85%, 05/13/22	1,239	1,285,450
2.88%, 11/09/22	672	705,251
3.00%, 05/15/24	1,789	1,936,897
3.38%, 08/01/23	413	445,582
3.63%, 02/12/24	834	913,213
Leidos Inc., 3.63%, 05/15/25 (Call 04/15/25)(b)	35	38,983
NetApp Inc., 1.88%, 06/22/25 (Call 05/22/25)	5	5,209
Seagate HDD Cayman
4.75%, 06/01/23	684	741,415
4.88%, 03/01/24 (Call 01/01/24)	312	342,071

		16,614,949

Cosmetics & Personal Care — 1.4%
Colgate-Palmolive Co.
1.95%, 02/01/23	284	294,377
2.10%, 05/01/23	316	329,876
2.25%, 11/15/22(a)	241	250,197
2.30%, 05/03/22	184	189,273
2.45%, 11/15/21	143	145,926
3.25%, 03/15/24	1,123	1,225,799
Procter & Gamble Co. (The)
2.15%, 08/11/22	1,917	1,979,647
2.30%, 02/06/22	370	379,017
3.10%, 08/15/23	767	826,074
Unilever Capital Corp.
2.60%, 05/05/24 (Call 03/05/24)	320	340,989
3.00%, 03/07/22	345	357,027

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
3.25%, 03/07/24 (Call 02/07/24)	$130	$141,027

		6,459,229

Distribution & Wholesale — 0.1%
WW Grainger Inc., 1.85%, 02/15/25 (Call 01/15/25)	415	436,605

Diversified Financial Services — 6.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.88%, 08/14/24 (Call 07/14/24)	250	254,602
3.50%, 01/15/25 (Call 11/15/24)	500	516,430
4.13%, 07/03/23 (Call 06/03/23)	500	528,080
Affiliated Managers Group Inc., 4.25%, 02/15/24	35	38,521
Air Lease Corp.
2.25%, 01/15/23	17	17,362
2.30%, 02/01/25 (Call 01/01/25)	515	523,178
2.75%, 01/15/23 (Call 12/15/22)	45	46,031
3.00%, 09/15/23 (Call 07/15/23)	205	212,667
3.25%, 03/01/25 (Call 01/01/25)	90	94,541
4.25%, 02/01/24 (Call 01/01/24)	499	535,577
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)	222	228,953
4.40%, 09/25/23 (Call 08/25/23)	421	436,729
5.00%, 04/01/23	381	398,255
Ally Financial Inc.
3.88%, 05/21/24 (Call 04/21/24)	426	464,468
4.13%, 02/13/22	350	364,563
4.63%, 05/19/22	431	455,714
4.63%, 03/30/25(a)	148	168,325
5.13%, 09/30/24	778	891,681
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)	1,510	1,561,325
2.50%, 07/30/24 (Call 06/30/24)	1,215	1,294,886
2.65%, 12/02/22	1,396	1,459,015
2.75%, 05/20/22 (Call 04/20/22)	612	632,233
3.00%, 10/30/24 (Call 09/29/24)	730	793,568
3.40%, 02/27/23 (Call 01/27/23)	646	687,215
3.40%, 02/22/24 (Call 01/22/24)	919	999,523
3.63%, 12/05/24 (Call 11/04/24)	35	38,844
3.70%, 08/03/23 (Call 07/03/23)	831	902,017
American Express Credit Corp., 2.70%, 03/03/22 (Call 01/31/22)	651	669,137
Ameriprise Financial Inc.
3.00%, 04/02/25 (Call 03/02/25)	239	260,756
3.70%, 10/15/24	125	139,195
BGC Partners Inc.
3.75%, 10/01/24 (Call 09/01/24)	124	127,367
5.38%, 07/24/23	198	212,195
Brookfield Finance Inc., 4.00%, 04/01/24 (Call 02/01/24)	664	729,092
Capital One Financial Corp.
3.20%, 02/05/25 (Call 01/05/25)	200	217,638
3.30%, 10/30/24 (Call 09/30/24)	648	705,918
Charles Schwab Corp. (The)
2.65%, 01/25/23 (Call 12/25/22)(a)	135	141,550
3.55%, 02/01/24 (Call 01/01/24)	30	32,717
3.85%, 05/21/25 (Call 03/21/25)	20	22,650
4.20%, 03/24/25 (Call 02/24/25)	319	365,628
CME Group Inc., 3.00%, 03/15/25 (Call 12/15/24)	110	120,855
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	295	324,872
3.85%, 11/21/22	105	111,869
3.95%, 11/06/24 (Call 08/06/24)	285	315,920

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Formerly iShares® ESG 1-5 Year USD Corporate Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Franklin Resources Inc.
2.80%, 09/15/22	$75	$78,176
2.85%, 03/30/25	270	294,073
GE Capital Funding LLC, 3.45%, 05/15/25 (Call 04/15/25)(b)	465	505,385
Intercontinental Exchange Inc.
0.70%, 06/15/23(a)	40	40,264
4.00%, 10/15/23	7	7,696
International Lease Finance Corp., 5.88%, 08/15/22	705	759,243
Invesco Finance PLC
3.13%, 11/30/22	378	397,970
4.00%, 01/30/24	832	911,747
Jefferies Financial Group Inc., 5.50%, 10/18/23 (Call 01/18/23)	55	60,660
Mastercard Inc.
2.00%, 03/03/25 (Call 02/03/25)	29	30,817
3.38%, 04/01/24	1,001	1,099,258
Nasdaq Inc., 4.25%, 06/01/24 (Call 03/01/24)	25	27,785
ORIX Corp.
2.90%, 07/18/22	85	88,090
3.25%, 12/04/24	50	54,429
Synchrony Financial
2.85%, 07/25/22 (Call 06/25/22)	95	98,125
4.25%, 08/15/24 (Call 05/15/24)	395	434,152
4.38%, 03/19/24 (Call 02/19/24)	276	303,103
4.50%, 07/23/25 (Call 04/23/25)	20	22,494
Visa Inc.
2.15%, 09/15/22 (Call 08/15/22)	1,506	1,555,593
2.80%, 12/14/22 (Call 10/14/22)	11	11,536
Western Union Co. (The)
2.85%, 01/10/25 (Call 12/10/24)	1,407	1,504,153
3.60%, 03/15/22 (Call 02/15/22)	913	944,508
4.25%, 06/09/23 (Call 05/09/23)	381	411,971

		28,682,890

Electric — 5.9%
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	1,972	2,148,829
3.20%, 04/15/25 (Call 03/15/25)	3,674	4,026,998
Baltimore Gas & Electric Co., 3.35%, 07/01/23 (Call 04/01/23)	28	29,849
CenterPoint Energy Inc.
2.50%, 09/01/22 (Call 08/01/22)	13	13,446
3.85%, 02/01/24 (Call 01/01/24)	182	199,567
Connecticut Light & Power Co. (The), 2.50%, 01/15/23 (Call 10/15/22)	218	226,696
Delmarva Power & Light Co., 3.50%, 11/15/23 (Call 08/15/23)(a)	169	183,406
Edison International
2.95%, 03/15/23 (Call 01/15/23)	518	535,679
3.13%, 11/15/22 (Call 10/15/22)	10	10,325
3.55%, 11/15/24 (Call 10/15/24)(a)	365	389,714
4.95%, 04/15/25 (Call 03/15/25)	288	322,710
Eversource Energy
2.80%, 05/01/23 (Call 02/01/23)	317	332,634
Series H, 3.15%, 01/15/25 (Call 10/15/24)	56	60,948
Series K, 2.75%, 03/15/22 (Call 02/15/22)	1,515	1,558,390
Series L, 2.90%, 10/01/24 (Call 08/01/24)	517	557,941
Series N, 3.80%, 12/01/23 (Call 11/01/23)	558	610,368
Exelon Corp.
3.50%, 06/01/22 (Call 05/01/22)	781	814,255
3.95%, 06/15/25 (Call 03/15/25)	785	889,146

Security	Par (000)	Value

Electric (continued)
Exelon Generation Co. LLC
3.25%, 06/01/25 (Call 05/01/25)	$1,071	$1,154,709
3.40%, 03/15/22 (Call 02/15/22)	718	741,866
4.25%, 06/15/22 (Call 03/15/22)	631	661,332
Florida Power & Light Co.
2.75%, 06/01/23 (Call 12/01/22)(a)	877	918,351
2.85%, 04/01/25 (Call 03/01/25)	1,868	2,037,353
3.25%, 06/01/24 (Call 12/01/23)	110	118,838
ITC Holdings Corp.
2.70%, 11/15/22 (Call 10/15/22)	274	285,116
3.65%, 06/15/24 (Call 03/15/24)	203	221,014
National Rural Utilities Cooperative Finance Corp.
2.70%, 02/15/23 (Call 12/15/22)	68	71,151
2.85%, 01/27/25 (Call 10/27/24)	50	54,203
4.75%, 04/30/43 (Call 04/30/23)(c)	195	204,352
NextEra Energy Capital Holdings Inc.
1.95%, 09/01/22	54	55,474
2.75%, 05/01/25 (Call 04/01/25)	840	910,081
2.80%, 01/15/23 (Call 12/15/22)	534	560,647
2.90%, 04/01/22	887	916,519
3.15%, 04/01/24 (Call 03/01/24)	1,605	1,731,651
3.20%, 02/25/22(a)	88	90,992
3.30%, 08/15/22	206	216,092
NSTAR Electric Co., 2.38%, 10/15/22 (Call 07/15/22)	343	353,949
Oncor Electric Delivery Co. LLC
2.75%, 06/01/24 (Call 05/01/24)	22	23,587
2.95%, 04/01/25 (Call 01/01/25)(a)	55	59,930
PECO Energy Co., 2.38%, 09/15/22 (Call 06/15/22)	40	41,260
Potomac Electric Power Co., 3.60%, 03/15/24 (Call 12/15/23)	85	92,438
Public Service Co. of New Hampshire, 3.50%, 11/01/23 (Call 08/01/23)	142	153,485
Public Service Electric & Gas Co., 3.25%, 09/01/23 (Call 08/01/23)(a)	80	86,043
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)	49	49,028
2.65%, 11/15/22 (Call 10/15/22)	135	140,688
2.88%, 06/15/24 (Call 05/15/24)	840	901,883
San Diego Gas & Electric Co., Series NNN, 3.60%, 09/01/23 (Call 06/01/23)	443	477,226
Sempra Energy
3.55%, 06/15/24 (Call 03/15/24)	878	956,862
4.05%, 12/01/23 (Call 09/01/23)	574	627,049
Southern California Edison Co.
Series D, 3.40%, 06/01/23 (Call 05/01/23)	15	16,006
Series E, 3.70%, 08/01/25 (Call 06/01/25)	90	100,925

		27,941,001

Electronics — 1.2%
Agilent Technologies Inc.
3.20%, 10/01/22 (Call 07/01/22)	501	522,884
3.88%, 07/15/23 (Call 04/15/23)	438	472,598
Allegion U.S. Holding Co. Inc., 3.20%, 10/01/24 (Call 08/01/24)	24	25,612
Arrow Electronics Inc.
3.25%, 09/08/24 (Call 07/08/24)	138	148,863
4.00%, 04/01/25 (Call 01/01/25)	20	21,962
Avnet Inc., 4.88%, 12/01/22	182	195,484
Flex Ltd., 5.00%, 02/15/23	355	385,981
Honeywell International Inc.
0.48%, 08/19/22 (Call 08/19/21)	500	500,665
1.35%, 06/01/25 (Call 05/01/25)	1,367	1,410,402

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Formerly iShares® ESG 1-5 Year USD Corporate Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics (continued)
2.30%, 08/15/24 (Call 07/15/24)(a)	$613	$654,420
3.35%, 12/01/23	110	119,833
Keysight Technologies Inc., 4.55%, 10/30/24 (Call 07/30/24)	56	63,470
Roper Technologies Inc.
2.35%, 09/15/24 (Call 08/15/24)	311	329,287
3.65%, 09/15/23 (Call 08/15/23)	147	159,444
Trimble Inc.
4.15%, 06/15/23 (Call 05/15/23)	420	454,936
4.75%, 12/01/24 (Call 09/01/24)(a)	73	83,776
Tyco Electronics Group SA
3.45%, 08/01/24 (Call 05/01/24)	40	43,228
3.50%, 02/03/22 (Call 11/03/21)	215	221,061

		5,813,906

Food — 1.8%
Campbell Soup Co.
2.50%, 08/02/22	627	647,904
3.65%, 03/15/23 (Call 02/15/23)	797	851,730
Conagra Brands Inc., 4.30%, 05/01/24 (Call 04/01/24)	495	552,281
General Mills Inc.
2.60%, 10/12/22 (Call 09/12/22)	1,017	1,057,314
3.65%, 02/15/24 (Call 11/15/23)(a)	143	156,037
3.70%, 10/17/23 (Call 09/17/23)	959	1,045,272
Hershey Co. (The), 0.90%, 06/01/25 (Call 05/01/25)	80	81,029
JM Smucker Co. (The), 3.50%, 03/15/25	50	55,662
Kellogg Co.
2.65%, 12/01/23	826	876,056
3.13%, 05/17/22	445	462,311
Kroger Co. (The)
2.80%, 08/01/22 (Call 07/01/22)	49	50,856
4.00%, 02/01/24 (Call 11/01/23)	314	345,340
McCormick & Co. Inc./MD, 3.15%, 08/15/24 (Call 06/15/24)	535	580,149
Mondelez International Inc.
0.63%, 07/01/22	140	140,571
1.50%, 05/04/25 (Call 04/04/25)	1,222	1,264,281
2.13%, 04/13/23 (Call 03/13/23)	42	43,597
4.00%, 02/01/24 (Call 11/01/23)	75	82,145
Sysco Corp.
2.60%, 06/12/22	65	67,214
5.65%, 04/01/25 (Call 03/01/25)	95	113,292
Tyson Foods Inc., 3.90%, 09/28/23 (Call 08/28/23)	35	38,203

		8,511,244

Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA, 4.50%, 08/01/24 (Call 05/01/24)	250	273,803
Domtar Corp., 4.40%, 04/01/22 (Call 01/01/22)	46	47,423

		321,226

Gas — 0.1%
CenterPoint Energy Resources Corp., 3.55%, 04/01/23 (Call 03/01/23)	55	58,795
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	114	119,568
5.20%, 07/15/25 (Call 04/15/25)	105	116,133
ONE Gas Inc., 3.61%, 02/01/24 (Call 11/01/23)	98	106,237
Southern California Gas Co., 3.15%, 09/15/24 (Call 06/15/24)	245	265,318

		666,051

Hand & Machine Tools — 0.1%
Stanley Black & Decker Inc., 4.00%, 03/15/60 (Call 03/15/25)(a)(c)	538	571,641

Security	Par (000)	Value

Health Care - Products — 0.4%
Abbott Laboratories
2.95%, 03/15/25 (Call 12/15/24)	$50	$54,855
3.40%, 11/30/23 (Call 09/30/23)	7	7,595
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)	31	32,402
3.45%, 03/01/24 (Call 02/01/24)	60	65,091
3.85%, 05/15/25	75	84,865
DH Europe Finance II Sarl, 2.20%, 11/15/24 (Call 10/15/24)	45	47,730
Medtronic Inc., 3.50%, 03/15/25	758	850,355
Thermo Fisher Scientific Inc.
3.00%, 04/15/23 (Call 02/15/23)	5	5,281
4.13%, 03/25/25 (Call 02/25/25)	382	434,464
4.15%, 02/01/24 (Call 11/01/23)	7	7,735
Zimmer Biomet Holdings Inc., 3.55%, 04/01/25 (Call 01/01/25)	130	143,176

		1,733,549

Health Care - Services — 1.3%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	50	51,934
2.80%, 06/15/23 (Call 04/15/23)	542	570,135
3.50%, 11/15/24 (Call 08/15/24)	276	303,553
Anthem Inc.
2.38%, 01/15/25 (Call 12/15/24)	477	507,728
3.13%, 05/15/22	59	61,341
3.30%, 01/15/23	10	10,594
3.35%, 12/01/24 (Call 10/01/24)	200	220,042
3.50%, 08/15/24 (Call 05/15/24)(a)	65	71,302
HCA Inc.
4.75%, 05/01/23	1,015	1,108,471
5.00%, 03/15/24	1,083	1,217,801
5.25%, 04/15/25	30	35,003
Humana Inc.
3.15%, 12/01/22 (Call 09/01/22)	19	19,886
3.85%, 10/01/24 (Call 07/01/24)	327	361,884
4.50%, 04/01/25 (Call 03/01/25)	240	275,971
Laboratory Corp. of America Holdings
2.30%, 12/01/24 (Call 11/01/24)	35	37,138
3.25%, 09/01/24 (Call 07/01/24)	315	342,660
3.60%, 02/01/25 (Call 11/01/24)	55	60,824
4.00%, 11/01/23 (Call 08/01/23)	65	70,747
Quest Diagnostics Inc.
3.50%, 03/30/25 (Call 12/30/24)	55	61,177
4.25%, 04/01/24 (Call 01/01/24)	353	389,942
UnitedHealth Group Inc.
2.38%, 10/15/22	20	20,764
2.38%, 08/15/24	11	11,715
2.75%, 02/15/23 (Call 11/15/22)	15	15,706
3.35%, 07/15/22	190	199,373
3.50%, 02/15/24	45	49,294
3.75%, 07/15/25	94	107,068

		6,182,053

Home Builders — 0.0%
DR Horton Inc., 2.50%, 10/15/24 (Call 09/15/24)(a)	5	5,308

Household Products & Wares — 0.2%
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)	534	555,686
3.50%, 12/15/24 (Call 09/15/24)	43	47,575

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Formerly iShares® ESG 1-5 Year USD Corporate Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Household Products & Wares (continued)
Kimberly-Clark Corp.
2.40%, 03/01/22	$151	$155,101
2.40%, 06/01/23	92	96,713

		855,075

Insurance — 1.3%
Aflac Inc.
3.25%, 03/17/25	38	42,032
3.63%, 11/15/24	10	11,189
Allstate Corp. (The), Series B, 5.75%, 08/15/53 (Call 08/15/23)(c)	455	487,619
American International Group Inc., 3.75%, 07/10/25 (Call 04/10/25)	5	5,615
Aon Corp., 2.20%, 11/15/22	15	15,518
Aon PLC
3.50%, 06/14/24 (Call 03/14/24)	10	10,927
4.00%, 11/27/23 (Call 08/27/23)	35	38,249
Assured Guaranty U.S. Holdings Inc., 5.00%, 07/01/24	5	5,674
Berkshire Hathaway Inc., 2.75%, 03/15/23 (Call 01/15/23)	10	10,511
Equitable Holdings Inc., 3.90%, 04/20/23 (Call 03/20/23)	632	681,283
Marsh & McLennan Companies Inc.
3.30%, 03/14/23 (Call 01/14/23)	196	207,750
3.50%, 06/03/24 (Call 03/03/24)	606	662,916
3.50%, 03/10/25 (Call 12/10/24)	26	28,903
3.88%, 03/15/24 (Call 02/15/24)	942	1,041,325
MetLife Inc.
3.00%, 03/01/25	70	77,024
3.05%, 12/15/22	52	54,755
Prudential Financial Inc.
3.50%, 05/15/24	321	353,469
5.20%, 03/15/44 (Call 03/15/24)(c)	192	204,267
5.63%, 06/15/43 (Call 06/15/23)(c)	342	368,208
5.88%, 09/15/42 (Call 09/15/22)(c)	397	424,607
Sompo International Holdings Ltd., 4.70%, 10/15/22	395	424,135
Voya Financial Inc.
3.13%, 07/15/24 (Call 05/15/24)	49	52,950
5.65%, 05/15/53 (Call 05/15/23)(a)(c)	73	77,295
Willis North America Inc., 3.60%, 05/15/24 (Call 03/15/24)	270	295,107
XLIT Ltd., 4.45%, 03/31/25	535	608,605

		6,189,933

Internet — 0.8%
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)	9	8,984
3.38%, 02/25/24	801	877,560
Amazon.com Inc.
0.80%, 06/03/25 (Call 05/03/25)	335	339,626
2.40%, 02/22/23 (Call 01/22/23)	335	350,048
2.50%, 11/29/22 (Call 08/29/22)	13	13,511
2.80%, 08/22/24 (Call 06/22/24)	176	190,673
3.80%, 12/05/24 (Call 09/05/24)	10	11,238
Booking Holdings Inc.
2.75%, 03/15/23 (Call 02/15/23)	247	259,120
4.10%, 04/13/25 (Call 03/13/25)	321	362,711
E*TRADE Financial Corp., 2.95%, 08/24/22 (Call 07/24/22)	118	122,844
eBay Inc.
1.90%, 03/11/25 (Call 02/11/25)	502	524,730
2.60%, 07/15/22 (Call 04/15/22)	112	115,385
3.45%, 08/01/24 (Call 05/01/24)(a)	195	212,821
Expedia Group Inc., 4.50%, 08/15/24 (Call 05/15/24)	82	88,576

Security	Par (000)	Value

Internet (continued)
TD Ameritrade Holding Corp., 3.63%, 04/01/25 (Call 01/01/25)	$131	$146,423

		3,624,250

Iron & Steel — 0.1%
Nucor Corp.
4.00%, 08/01/23 (Call 05/01/23)	8	8,656
4.13%, 09/15/22 (Call 06/15/22)	39	41,213
Reliance Steel & Aluminum Co.
1.30%, 08/15/25 (Call 07/15/25)	116	117,376
4.50%, 04/15/23 (Call 01/15/23)	249	268,990
Steel Dynamics Inc.
2.40%, 06/15/25 (Call 05/15/25)	39	41,374
2.80%, 12/15/24 (Call 11/15/24)	95	101,500

		579,109

Leisure Time — 0.0%
Harley-Davidson Inc., 3.50%, 07/28/25 (Call 04/28/25)(a)	20	21,760

Lodging — 1.2%
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)	95	97,727
3.20%, 08/08/24 (Call 07/08/24)	361	377,422
Marriott International Inc./MD
3.60%, 04/15/24 (Call 03/15/24)	105	111,001
3.75%, 03/15/25 (Call 12/15/24)	122	129,957
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	350	405,688
Sands China Ltd.
4.60%, 08/08/23 (Call 07/08/23)	3,338	3,562,013
5.13%, 08/08/25 (Call 06/08/25)	1,040	1,143,511

		5,827,319

Machinery — 1.5%
ABB Finance USA Inc., 2.88%, 05/08/22	63	65,220
Caterpillar Financial Services Corp.
2.15%, 11/08/24	119	126,160
2.40%, 06/06/22	410	422,903
2.55%, 11/29/22	486	507,194
2.63%, 03/01/23	335	351,666
2.85%, 06/01/22	304	315,485
2.85%, 05/17/24	219	236,400
3.30%, 06/09/24	324	354,550
3.65%, 12/07/23	104	114,096
3.75%, 11/24/23	203	222,730
Caterpillar Inc., 3.40%, 05/15/24 (Call 02/15/24)	252	274,982
CNH Industrial Capital LLC
1.95%, 07/02/23	155	158,635
4.20%, 01/15/24	741	807,734
4.38%, 04/05/22	1,060	1,110,498
CNH Industrial NV, 4.50%, 08/15/23	748	814,849
Deere & Co., 2.75%, 04/15/25 (Call 03/15/25)	35	38,091
Flowserve Corp.
3.50%, 09/15/22 (Call 06/15/22)	260	269,269
4.00%, 11/15/23 (Call 08/15/23)	84	88,147
John Deere Capital Corp.
2.60%, 03/07/24	102	109,031
2.65%, 06/24/24	272	292,044
3.35%, 06/12/24	69	75,674
3.45%, 01/10/24	119	129,658
3.65%, 10/12/23	198	216,656
Otis Worldwide Corp., 2.06%, 04/05/25 (Call 03/05/25)	9	9,463

		7,111,135

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Formerly iShares® ESG 1-5 Year USD Corporate Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing — 2.9%
3M Co.
1.75%, 02/14/23 (Call 01/14/23)	$500	$515,665
2.00%, 06/26/22	646	663,326
2.00%, 02/14/25 (Call 01/14/25)	1,351	1,427,467
2.25%, 03/15/23 (Call 02/15/23)(a)	1,213	1,264,916
2.65%, 04/15/25 (Call 03/15/25)(a)	131	141,988
3.00%, 08/07/25(a)	25	27,758
3.25%, 02/14/24 (Call 01/14/24)	2,627	2,852,948
Carlisle Companies Inc.
3.50%, 12/01/24 (Call 10/01/24)	33	36,150
3.75%, 11/15/22 (Call 08/15/22)	143	149,953
Eaton Corp., 2.75%, 11/02/22	11	11,503
General Electric Co.
2.70%, 10/09/22	21	21,821
3.10%, 01/09/23	55	57,812
3.15%, 09/07/22	35	36,592
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)	505	541,451
3.30%, 11/21/24 (Call 08/21/24)	103	112,720
Trane Technologies Global Holding Co. Ltd., 4.25%, 06/15/23	3,829	4,187,969
Trane Technologies Luxembourg Finance SA, 3.55%, 11/01/24 (Call 08/01/24)	1,345	1,482,862

		13,532,901

Media — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.50%, 02/01/24 (Call 01/01/24)	295	327,801
Comcast Corp.
3.00%, 02/01/24 (Call 01/01/24)	13	13,983
3.10%, 04/01/25 (Call 03/01/25)	84	92,407
3.38%, 02/15/25 (Call 11/15/24)	33	36,437
3.38%, 08/15/25 (Call 05/15/25)	94	104,812
3.60%, 03/01/24	60	65,957
3.70%, 04/15/24 (Call 03/15/24)	180	198,203
Discovery Communications LLC
2.95%, 03/20/23 (Call 02/20/23)	386	406,991
3.45%, 03/15/25 (Call 12/15/24)	10	10,960
3.80%, 03/13/24 (Call 01/13/24)	13	14,156
3.90%, 11/15/24 (Call 08/15/24)	127	140,400
3.95%, 06/15/25 (Call 03/15/25)	30	33,689
Fox Corp., 3.05%, 04/07/25 (Call 03/07/25)	145	158,610
Thomson Reuters Corp., 4.30%, 11/23/23 (Call 08/23/23)	105	115,244
TWDC Enterprises 18 Corp., 3.15%, 09/17/25	10	11,093
ViacomCBS Inc.
3.50%, 01/15/25 (Call 10/15/24)	10	10,939
4.75%, 05/15/25 (Call 04/15/25)	140	162,260
Walt Disney Co. (The)
1.65%, 09/01/22	55	56,250
1.75%, 08/30/24 (Call 07/30/24)	39	40,396
3.00%, 09/15/22	70	73,251
3.35%, 03/24/25	301	333,189
3.70%, 09/15/24 (Call 06/15/24)	11	12,129

		2,419,157

Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)	45	46,827
3.25%, 06/15/25 (Call 03/15/25)	61	67,486

		114,313

Security	Par (000)	Value

Mining — 0.1%
Kinross Gold Corp., 5.95%, 03/15/24 (Call 12/15/23)	$267	$304,537
Newmont Corp.
3.50%, 03/15/22 (Call 12/15/21)	20	20,572
3.70%, 03/15/23 (Call 12/15/22)	27	28,485
Rio Tinto Finance USA Ltd., 3.75%, 06/15/25 (Call 03/15/25)	154	173,332

		526,926

Oil & Gas — 3.0%
BP Capital Markets America Inc.
2.52%, 09/19/22 (Call 08/19/22)	43	44,559
2.75%, 05/10/23	166	175,286
3.19%, 04/06/25 (Call 03/06/25)	92	101,133
3.22%, 11/28/23 (Call 09/28/23)	69	74,132
3.22%, 04/14/24 (Call 02/14/24)	311	335,401
3.25%, 05/06/22	161	167,598
3.79%, 02/06/24 (Call 01/06/24)	59	64,393
3.80%, 09/21/25 (Call 07/21/25)	72	81,534
BP Capital Markets PLC
2.75%, 05/10/23(a)	76	79,825
3.06%, 03/17/22	44	45,540
3.25%, 05/06/22	64	66,584
3.51%, 03/17/25	204	227,391
3.81%, 02/10/24	168	184,398
3.99%, 09/26/23	56	61,464
Chevron Corp.
1.14%, 05/11/23	229	233,495
1.55%, 05/11/25 (Call 04/11/25)	703	730,283
2.36%, 12/05/22 (Call 09/05/22)	90	93,327
2.57%, 05/16/23 (Call 03/16/23)	18	18,916
2.90%, 03/03/24 (Call 01/03/24)	441	472,999
Chevron USA Inc., 0.69%, 08/12/25 (Call 07/12/25)	30	30,037
Cimarex Energy Co., 4.38%, 06/01/24 (Call 03/01/24)	239	257,843
ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)	489	505,738
3.35%, 11/15/24 (Call 08/15/24)	191	208,881
Diamondback Energy Inc.
2.88%, 12/01/24 (Call 11/01/24)	170	176,822
4.75%, 05/31/25 (Call 04/30/25)(a)	30	33,465
EOG Resources Inc., 2.63%, 03/15/23 (Call 12/15/22)	21	21,928
Exxon Mobil Corp.
1.57%, 04/15/23	9	9,256
1.90%, 08/16/22	56	57,609
2.02%, 08/16/24 (Call 07/16/24)	280	294,090
2.71%, 03/06/25 (Call 12/06/24)	184	198,554
2.73%, 03/01/23 (Call 01/01/23)	92	96,501
2.99%, 03/19/25 (Call 02/19/25)	657	717,864
3.18%, 03/15/24 (Call 12/15/23)	45	48,558
Hess Corp., 3.50%, 07/15/24 (Call 04/15/24)	620	644,744
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)	330	339,735
3.85%, 06/01/25 (Call 03/01/25)	778	826,796
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	182	195,923
4.50%, 05/01/23 (Call 04/01/23)	51	55,125
4.70%, 05/01/25 (Call 04/01/25)	130	147,538
4.75%, 12/15/23 (Call 10/15/23)	289	319,076
Noble Energy Inc., 3.90%, 11/15/24 (Call 08/15/24)	342	380,612
Phillips 66
3.85%, 04/09/25 (Call 03/09/25)(a)	139	155,459
4.30%, 04/01/22	459	482,101
Total Capital Canada Ltd., 2.75%, 07/15/23	271	287,653

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Formerly iShares® ESG 1-5 Year USD Corporate Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Total Capital International SA
2.43%, 01/10/25 (Call 10/10/24)(a)	$579	$616,415
2.70%, 01/25/23	804	844,642
2.88%, 02/17/22	857	883,361
3.70%, 01/15/24	675	740,569
3.75%, 04/10/24	639	707,169
Valero Energy Corp.
2.85%, 04/15/25 (Call 03/15/25)(a)	330	346,774
3.65%, 03/15/25	75	81,374

		13,970,470

Oil & Gas Services — 0.9%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 2.77%, 12/15/22 (Call 11/15/22)	3,413	3,564,127
Halliburton Co., 3.50%, 08/01/23 (Call 05/01/23)	560	595,101
TechnipFMC PLC, 3.45%, 10/01/22 (Call 07/01/22)(a)	62	63,740

		4,222,968

Packaging & Containers — 0.0%
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)	65	69,741
3.75%, 03/15/25 (Call 01/15/25)	45	50,205

		119,946

Pharmaceuticals — 3.9%
AbbVie Inc.
2.15%, 11/19/21	263	267,431
2.60%, 11/21/24 (Call 10/21/24)	1,549	1,657,430
2.85%, 05/14/23 (Call 03/14/23)	83	87,341
2.90%, 11/06/22	174	182,049
3.20%, 11/06/22 (Call 09/06/22)	228	238,819
3.60%, 05/14/25 (Call 02/14/25)	102	113,499
3.75%, 11/14/23 (Call 10/14/23)	149	162,888
AmerisourceBergen Corp., 3.40%, 05/15/24 (Call 02/15/24)	147	159,338
AstraZeneca PLC
2.38%, 06/12/22 (Call 05/12/22)	622	639,777
3.50%, 08/17/23 (Call 07/17/23)	1,480	1,597,823
Becton Dickinson and Co.
2.89%, 06/06/22 (Call 05/06/22)	496	512,532
3.36%, 06/06/24 (Call 04/06/24)	290	313,609
3.73%, 12/15/24 (Call 09/15/24)	65	71,752
Bristol-Myers Squibb Co.
2.00%, 08/01/22	55	56,522
2.75%, 02/15/23 (Call 01/15/23)	45	47,226
2.90%, 07/26/24 (Call 06/26/24)	37	39,992
3.25%, 08/15/22	215	225,520
3.25%, 11/01/23	100	108,327
3.55%, 08/15/22	27	28,461
3.63%, 05/15/24 (Call 02/15/24)	103	113,026
3.88%, 08/15/25 (Call 05/15/25)	29	33,036
Cardinal Health Inc.
2.62%, 06/15/22 (Call 05/15/22)	1,942	2,001,037
3.08%, 06/15/24 (Call 04/15/24)	629	675,961
3.20%, 03/15/23(a)	728	771,622
3.50%, 11/15/24 (Call 08/15/24)	345	378,737
3.75%, 09/15/25 (Call 06/15/25)	50	56,468
Cigna Corp.
3.00%, 07/15/23 (Call 05/16/23)	132	139,953
3.50%, 06/15/24 (Call 03/17/24)	40	43,660
3.75%, 07/15/23 (Call 06/15/23)	349	377,744
CVS Health Corp.
2.63%, 08/15/24 (Call 07/15/24)	434	464,402

Security	Par (000)	Value

Pharmaceuticals (continued)
2.75%, 12/01/22 (Call 09/01/22)	$38	$39,542
3.38%, 08/12/24 (Call 05/12/24)	308	336,231
3.50%, 07/20/22 (Call 05/20/22)	248	259,200
3.70%, 03/09/23 (Call 02/09/23)	532	568,937
3.88%, 07/20/25 (Call 04/20/25)	146	164,936
4.00%, 12/05/23 (Call 09/05/23)	169	185,036
4.10%, 03/25/25 (Call 01/25/25)	133	150,794
4.75%, 12/01/22 (Call 09/01/22)	334	358,328
Eli Lilly & Co., 2.35%, 05/15/22	80	82,462
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	24	25,341
3.38%, 05/15/23	218	233,990
3.63%, 05/15/25	53	59,829
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	225	233,183
2.88%, 06/01/22 (Call 05/01/22)	205	212,439
3.00%, 06/01/24 (Call 05/01/24)	620	670,648
McKesson Corp., 3.80%, 03/15/24 (Call 12/15/23)	25	27,390
Merck & Co. Inc.
2.40%, 09/15/22 (Call 06/15/22)	11	11,364
2.75%, 02/10/25 (Call 11/10/24)	34	36,841
2.80%, 05/18/23	50	53,076
2.90%, 03/07/24 (Call 02/07/24)(a)	321	345,364
Novartis Capital Corp., 1.75%, 02/14/25 (Call 01/14/25)	60	62,908
Perrigo Finance Unlimited Co., 3.90%, 12/15/24 (Call 09/15/24)	255	277,708
Shire Acquisitions Investments Ireland DAC, 2.88%, 09/23/23 (Call 07/23/23)	721	764,743
Zoetis Inc., 3.25%, 02/01/23 (Call 11/01/22)	1,614	1,701,011

		18,427,283

Pipelines — 2.4%
Boardwalk Pipelines LP
3.38%, 02/01/23 (Call 11/01/22)	86	88,494
4.95%, 12/15/24 (Call 09/15/24)	50	55,077
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 (Call 10/02/24)	529	606,483
7.00%, 06/30/24 (Call 01/01/24)	510	588,698
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	50	57,567
Enable Midstream Partners LP, 3.90%, 05/15/24 (Call 02/15/24)	88	88,153
Enbridge Inc.
2.50%, 01/15/25 (Call 12/15/24)	539	568,888
2.90%, 07/15/22 (Call 06/15/22)	127	131,606
3.50%, 06/10/24 (Call 03/10/24)	45	48,663
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	633	667,169
3.50%, 09/01/23 (Call 06/01/23)	162	173,301
4.15%, 02/01/24 (Call 11/01/23)	26	28,416
4.25%, 09/01/24 (Call 06/01/24)	115	127,837
4.30%, 05/01/24 (Call 02/01/24)	69	76,171
Kinder Morgan Inc.
3.15%, 01/15/23 (Call 12/15/22)	30	31,534
4.30%, 06/01/25 (Call 03/01/25)	19	21,607
MPLX LP
4.00%, 02/15/25 (Call 11/15/24)	10	11,007
4.88%, 12/01/24 (Call 09/01/24)	290	328,877
5.25%, 01/15/25 (Call 01/15/21)	35	35,980
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)(a)	570	574,269

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Formerly iShares® ESG 1-5 Year USD Corporate Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
2.75%, 09/01/24 (Call 08/01/24)	$663	$691,105
4.25%, 02/01/22 (Call 11/01/21)	124	127,951
7.50%, 09/01/23 (Call 06/01/23)	565	648,846
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	1,484	1,546,091
4.90%, 03/15/25 (Call 12/15/24)	10	11,109
5.00%, 09/15/23 (Call 06/15/23)	254	276,748
Phillips 66 Partners LP, 2.45%, 12/15/24 (Call 11/15/24)	50	51,673
Plains All American Pipeline LP/PAA Finance Corp., 3.60%, 11/01/24 (Call 08/01/24)	205	213,544
Sabine Pass Liquefaction LLC
5.63%, 03/01/25 (Call 12/01/24)	514	594,436
5.75%, 05/15/24 (Call 02/15/24)	265	301,528
Spectra Energy Partners LP
3.50%, 03/15/25 (Call 12/15/24)	253	277,101
4.75%, 03/15/24 (Call 12/15/23)	140	156,185
TC PipeLines LP, 4.38%, 03/13/25 (Call 12/13/24)	225	248,839
TransCanada PipeLines Ltd.
2.50%, 08/01/22	646	667,899
3.75%, 10/16/23 (Call 07/16/23)	233	252,285
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)	120	126,812
3.90%, 01/15/25 (Call 10/15/24)	157	172,579
4.30%, 03/04/24 (Call 12/04/23)	167	183,597
4.50%, 11/15/23 (Call 08/15/23)	52	57,348
4.55%, 06/24/24 (Call 03/24/24)	276	309,642

		11,225,115

Real Estate — 0.0%
CBRE Services Inc., 5.25%, 03/15/25 (Call 12/15/24)	142	164,481

Real Estate Investment Trusts — 3.2%
Alexandria Real Estate Equities Inc.
3.45%, 04/30/25 (Call 02/28/25)	130	143,900
4.00%, 01/15/24 (Call 12/15/23)	337	371,253
American Campus Communities Operating Partnership LP, 4.13%, 07/01/24 (Call 04/01/24)	106	115,363
American Tower Corp.
2.40%, 03/15/25 (Call 02/15/25)	112	118,955
3.00%, 06/15/23	681	723,460
3.38%, 05/15/24 (Call 04/15/24)	588	639,438
3.50%, 01/31/23	815	866,753
5.00%, 02/15/24	1,005	1,139,891
AvalonBay Communities Inc.
2.95%, 09/15/22 (Call 06/15/22)	67	69,576
4.20%, 12/15/23 (Call 09/16/23)	11	12,100
Boston Properties LP
3.13%, 09/01/23 (Call 06/01/23)	116	123,189
3.20%, 01/15/25 (Call 10/15/24)	284	308,239
3.80%, 02/01/24 (Call 11/01/23)	403	438,512
3.85%, 02/01/23 (Call 11/01/22)	385	409,940
Brandywine Operating Partnership LP
3.95%, 02/15/23 (Call 11/15/22)(a)	41	42,591
4.10%, 10/01/24 (Call 07/01/24)	133	139,921
Brixmor Operating Partnership LP, 3.85%, 02/01/25 (Call 11/01/24)	410	444,969
Camden Property Trust, 2.95%, 12/15/22 (Call 09/15/22)(a)	30	31,235
Columbia Property Trust Operating Partnership LP, 4.15%, 04/01/25 (Call 01/01/25)	370	388,963

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Corporate Office Properties LP
3.60%, 05/15/23 (Call 02/15/23)	$210	$221,542
5.00%, 07/01/25 (Call 04/01/25)	10	11,332
Crown Castle International Corp.
3.20%, 09/01/24 (Call 07/01/24)	233	252,490
5.25%, 01/15/23	308	338,015
CyrusOne LP/CyrusOne Finance Corp., 2.90%, 11/15/24 (Call 10/15/24)	301	320,327
Duke Realty LP, 3.75%, 12/01/24 (Call 09/01/24)	35	38,621
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	25	25,039
1.25%, 07/15/25 (Call 06/15/25)	188	190,634
2.63%, 11/18/24 (Call 10/18/24)	608	648,092
ERP Operating LP, 3.00%, 04/15/23 (Call 01/15/23)	10	10,551
Essex Portfolio LP, 3.50%, 04/01/25 (Call 01/01/25)	5	5,531
GLP Capital LP/GLP Financing II Inc., 3.35%, 09/01/24 (Call 08/01/24)	45	46,193
Healthpeak Properties Inc.
3.40%, 02/01/25 (Call 11/01/24)	299	327,922
3.88%, 08/15/24 (Call 05/17/24)	484	536,054
4.00%, 06/01/25 (Call 03/01/25)	100	113,128
4.20%, 03/01/24 (Call 12/01/23)	344	377,863
4.25%, 11/15/23 (Call 08/15/23)	118	129,214
Host Hotels & Resorts LP
3.88%, 04/01/24 (Call 02/01/24)	427	445,066
Series D, 3.75%, 10/15/23 (Call 07/15/23)	274	286,500
Kilroy Realty LP, 3.45%, 12/15/24 (Call 09/15/24)	270	291,138
Kimco Realty Corp.
2.70%, 03/01/24 (Call 01/01/24)	45	47,191
3.30%, 02/01/25 (Call 12/01/24)	383	419,251
Office Properties Income Trust
4.25%, 05/15/24 (Call 02/15/24)	91	94,248
4.50%, 02/01/25 (Call 11/01/24)	470	487,705
Omega Healthcare Investors Inc.
4.50%, 01/15/25 (Call 10/15/24)	5	5,401
4.95%, 04/01/24 (Call 01/01/24)	5	5,412
Realty Income Corp., 3.88%, 04/15/25 (Call 02/15/25)	15	16,952
Sabra Health Care LP, 4.80%, 06/01/24 (Call 05/01/24)	140	149,061
Simon Property Group LP
2.00%, 09/13/24 (Call 06/13/24)(a)	350	363,853
3.38%, 10/01/24 (Call 07/01/24)	85	91,933
SITE Centers Corp., 3.63%, 02/01/25 (Call 11/01/24)	305	315,312
Ventas Realty LP
2.65%, 01/15/25 (Call 12/15/24)(a)	420	448,295
3.10%, 01/15/23 (Call 12/15/22)	47	49,076
3.50%, 04/15/24 (Call 03/15/24)(a)	143	155,511
3.50%, 02/01/25 (Call 11/01/24)	60	65,906
3.75%, 05/01/24 (Call 02/01/24)	111	120,128
Vornado Realty LP, 3.50%, 01/15/25 (Call 11/15/24)	15	15,726
Welltower Inc.
3.63%, 03/15/24 (Call 02/15/24)	538	585,877
4.00%, 06/01/25 (Call 03/01/25)	191	215,618
4.50%, 01/15/24 (Call 10/15/23)	73	80,266
Weyerhaeuser Co., 4.63%, 09/15/23	116	129,093
WP Carey Inc.
4.00%, 02/01/25 (Call 11/01/24)	5	5,507
4.60%, 04/01/24 (Call 01/01/24)	48	53,270

		15,064,092

Retail — 2.2%
AutoNation Inc., 3.50%, 11/15/24 (Call 09/15/24)	164	176,180

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Formerly iShares® ESG 1-5 Year USD Corporate Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Dollar Tree Inc.
3.70%, 05/15/23 (Call 04/15/23)	$222	$238,015
4.00%, 05/15/25 (Call 03/15/25)	86	97,056
Home Depot Inc. (The)
2.63%, 06/01/22 (Call 05/01/22)	1,217	1,257,733
2.70%, 04/01/23 (Call 01/01/23)	440	461,758
3.25%, 03/01/22	311	322,715
3.35%, 09/15/25 (Call 06/15/25)	250	281,788
3.75%, 02/15/24 (Call 11/15/23)	850	932,714
Lowe’s Companies Inc.
3.12%, 04/15/22 (Call 01/15/22)	15	15,481
3.13%, 09/15/24 (Call 06/15/24)(a)	644	698,611
4.00%, 04/15/25 (Call 03/15/25)	748	850,790
McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)	8	8,299
3.25%, 06/10/24	65	70,903
3.30%, 07/01/25 (Call 06/01/25)	113	125,650
3.35%, 04/01/23 (Call 03/01/23)	42	44,753
Ross Stores Inc., 4.60%, 04/15/25 (Call 03/15/25)	195	225,221
Starbucks Corp.
1.30%, 05/07/22	65	65,841
3.80%, 08/15/25 (Call 06/15/25)	63	71,428
Target Corp.
2.25%, 04/15/25 (Call 03/15/25)	2,781	2,970,664
3.50%, 07/01/24	628	696,904
TJX Companies Inc. (The), 3.50%, 04/15/25 (Call 03/15/25)	408	453,753
Walgreens Boots Alliance Inc., 3.80%, 11/18/24 (Call 08/18/24)	85	94,315

		10,160,572

Savings & Loans — 0.1%
People’s United Financial Inc., 3.65%, 12/06/22 (Call 09/06/22)	400	420,732

Semiconductors — 1.7%
Altera Corp., 4.10%, 11/15/23	94	103,911
Analog Devices Inc.
2.95%, 04/01/25 (Call 03/01/25)	11	12,017
3.13%, 12/05/23 (Call 10/05/23)	182	195,630
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.63%, 01/15/24 (Call 11/15/23)	175	188,874
Intel Corp.
2.35%, 05/11/22 (Call 04/11/22)	697	716,432
2.70%, 12/15/22	998	1,046,852
2.88%, 05/11/24 (Call 03/11/24)	656	706,761
3.10%, 07/29/22	636	665,835
3.40%, 03/25/25 (Call 02/25/25)	170	189,433
KLA Corp., 4.65%, 11/01/24 (Call 08/01/24)	101	114,958
Marvell Technology Group Ltd., 4.20%, 06/22/23 (Call 05/22/23)	379	409,562
Micron Technology Inc.
2.50%, 04/24/23	25	26,085
4.64%, 02/06/24 (Call 01/06/24)	520	578,802
NXP BV/NXP Funding LLC, 4.88%, 03/01/24 (Call 02/01/24)(b)	246	277,326
QUALCOMM Inc.
2.90%, 05/20/24 (Call 03/20/24)(a)	5	5,384
3.45%, 05/20/25 (Call 02/20/25)	140	156,110
Texas Instruments Inc.
1.38%, 03/12/25 (Call 02/12/25)	859	887,811
1.85%, 05/15/22 (Call 04/15/22)	339	346,360

Security	Par (000)	Value

Semiconductors (continued)
2.25%, 05/01/23 (Call 02/01/23)	$15	$15,613
2.63%, 05/15/24 (Call 03/15/24)	772	825,399
Xilinx Inc., 2.95%, 06/01/24 (Call 04/01/24)	258	277,928

		7,747,083

Software — 3.7%
Adobe Inc., 3.25%, 02/01/25 (Call 11/01/24)	108	119,330
Autodesk Inc., 3.60%, 12/15/22 (Call 09/15/22)	91	95,781
Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 07/15/24)	20	22,459
Fiserv Inc., 2.75%, 07/01/24 (Call 06/01/24)	554	593,051
Intuit Inc.
0.65%, 07/15/23	85	85,541
0.95%, 07/15/25 (Call 06/15/25)	166	167,912
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)	670	699,460
2.38%, 02/12/22 (Call 01/12/22)	1,260	1,289,547
2.38%, 05/01/23 (Call 02/01/23)(a)	616	644,194
2.40%, 02/06/22 (Call 01/06/22)	1,792	1,835,062
2.65%, 11/03/22 (Call 09/03/22)	470	489,933
2.70%, 02/12/25 (Call 11/12/24)	2,310	2,507,805
2.88%, 02/06/24 (Call 12/06/23)	864	927,469
3.13%, 11/03/25 (Call 08/03/25)	500	558,470
3.63%, 12/15/23 (Call 09/15/23)	880	961,875
Oracle Corp.
2.40%, 09/15/23 (Call 07/15/23)	69	72,608
2.50%, 10/15/22	186	193,619
2.50%, 04/01/25 (Call 03/01/25)	252	270,555
2.63%, 02/15/23 (Call 01/15/23)	49	51,316
2.95%, 11/15/24 (Call 09/15/24)	371	402,605
2.95%, 05/15/25 (Call 02/15/25)	50	54,563
3.40%, 07/08/24 (Call 04/08/24)	39	42,593
salesforce.com Inc., 3.25%, 04/11/23 (Call 03/11/23)	3,184	3,398,665
VMware Inc.
2.95%, 08/21/22 (Call 07/21/22)	1,493	1,554,512
4.50%, 05/15/25 (Call 04/15/25)	375	426,398

		17,465,323

Telecommunications — 2.0%
AT&T Inc.
3.40%, 05/15/25 (Call 02/15/25)	66	73,520
3.60%, 07/15/25 (Call 04/15/25)	31	34,786
3.95%, 01/15/25 (Call 10/15/24)	30	33,759
4.45%, 04/01/24 (Call 01/01/24)	95	106,290
British Telecommunications PLC, 4.50%, 12/04/23 (Call 11/04/23)	147	162,704
Cisco Systems Inc.
2.20%, 09/20/23 (Call 07/20/23)	555	582,195
3.50%, 06/15/25	1,469	1,659,412
3.63%, 03/04/24	231	254,955
Juniper Networks Inc., 4.50%, 03/15/24	167	186,128
Motorola Solutions Inc., 4.00%, 09/01/24	407	454,741
Rogers Communications Inc.
3.00%, 03/15/23 (Call 12/15/22)	289	303,967
4.10%, 10/01/23 (Call 07/01/23)	543	593,711
T-Mobile USA Inc., 3.50%, 04/15/25 (Call 03/15/25)(b)	454	501,797
Verizon Communications Inc.
3.38%, 02/15/25	136	151,164
5.15%, 09/15/23	33	37,273
Vodafone Group PLC
2.50%, 09/26/22	1,493	1,548,286

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Formerly iShares® ESG 1-5 Year USD Corporate Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
2.95%, 02/19/23	$1,039	$1,094,701
3.75%, 01/16/24	1,410	1,542,709
4.13%, 05/30/25	88	100,684

		9,422,782

Toys, Games & Hobbies — 0.2%
Hasbro Inc.
2.60%, 11/19/22	75	77,530
3.00%, 11/19/24 (Call 10/19/24)	892	960,309

		1,037,839

Transportation — 2.6%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	39	41,050
3.00%, 04/01/25 (Call 01/01/25)	822	902,745
3.40%, 09/01/24 (Call 06/01/24)	36	39,478
3.85%, 09/01/23 (Call 06/01/23)	5	5,434
Canadian National Railway Co., 2.95%, 11/21/24 (Call 08/21/24)	91	97,935
CSX Corp.
3.40%, 08/01/24 (Call 05/01/24)	268	293,484
3.70%, 11/01/23 (Call 08/01/23)	300	326,133
FedEx Corp.
2.63%, 08/01/22	5	5,182
3.20%, 02/01/25	203	223,280
3.80%, 05/15/25 (Call 04/15/25)	191	215,971
4.00%, 01/15/24	11	12,169
Kansas City Southern, 3.00%, 05/15/23 (Call 02/15/23)	167	172,738
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	273	286,448
3.00%, 04/01/22 (Call 01/01/22)	351	361,288
3.25%, 12/01/21 (Call 09/01/21)	137	140,103
3.85%, 01/15/24 (Call 10/15/23)	227	247,861
Ryder System Inc.
2.50%, 09/01/22 (Call 08/01/22)	817	843,602
2.50%, 09/01/24 (Call 08/01/24)	1,056	1,119,497
2.80%, 03/01/22 (Call 02/01/22)	519	533,034
2.88%, 06/01/22 (Call 05/01/22)(a)	210	217,043
3.35%, 09/01/25 (Call 08/01/25)	510	563,851
3.40%, 03/01/23 (Call 02/01/23)	244	258,660
3.65%, 03/18/24 (Call 02/18/24)(a)	870	950,379
3.75%, 06/09/23 (Call 05/09/23)(a)	1,126	1,212,173
3.88%, 12/01/23 (Call 11/01/23)	608	662,811
4.63%, 06/01/25 (Call 05/01/25)	119	137,002
Union Pacific Corp.
3.50%, 06/08/23 (Call 05/08/23)	18	19,333
3.65%, 02/15/24 (Call 11/15/23)	100	108,833
3.75%, 07/15/25 (Call 05/15/25)	30	33,988
4.16%, 07/15/22 (Call 04/15/22)	148	155,695

Security	Par Shares (000)	Value

Transportation (continued)
United Parcel Service Inc.
2.20%, 09/01/24 (Call 08/01/24)	$150	$159,045
2.35%, 05/16/22 (Call 04/16/22)	1,278	1,314,193
2.45%, 10/01/22	105	109,099
2.50%, 04/01/23 (Call 03/01/23)	40	41,956
2.80%, 11/15/24 (Call 09/15/24)	43	46,682
3.90%, 04/01/25 (Call 03/01/25)	453	512,407

		12,370,582

Trucking & Leasing — 0.0%
GATX Corp., 3.25%, 03/30/25 (Call 12/30/24)	18	19,528

Water — 0.0%
American Water Capital Corp., 3.40%, 03/01/25 (Call 12/01/24)	164	181,351

Total Corporate Bonds & Notes — 97.8% (Cost: $450,702,369)		460,938,597

Short-Term Investments

Money Market Funds — 2.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.19%(e)(f)(g)	10,425	10,431,564
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(e)(f)	1,886	1,886,000

		12,317,564

Total Short-Term Investments — 2.6% (Cost: $12,311,614)		12,317,564

Total Investments in Securities — 100.4% (Cost: $463,013,983)		473,256,161

Other Assets, Less Liabilities — (0.4)%		(1,764,667)

Net Assets — 100.0%		$471,491,494

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Formerly iShares® ESG 1-5 Year USD Corporate Bond ETF)

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/29/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$9,635,799	$800,500	(a)	$—		$(8,203)	$3,468	$10,431,564	10,425	$42,406	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	8,684,000	—		(6,798,000	)(a)	—	—	1,886,000	1,886	11,739		—

						$(8,203)	$3,468	$12,317,564		$54,145		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$460,938,597	$—	$460,938,597
Money Market Funds	12,317,564	—	—	12,317,564

	$12,317,564	$460,938,597	$—	$473,256,161